PROPERTY AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
PROPERTY AND EQUIPMENT
Total	¥ 1,951,529	¥ 2,255,177
Accumulated depreciation	(1,195,647)	(1,077,922)
Property and equipment-net	755,882	1,177,255
Depreciation expenses	352,318	351,834	¥ 341,018
Impairment loss on long-lived assets	73,161		5,144
Selling, general and administrative expenses
PROPERTY AND EQUIPMENT
Impairment loss on long-lived assets	73,161	0	¥ 5,144
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	299,614	710,576
Asset Impairment Charges	341,578
Impairment loss on long-lived assets	341,578
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	133,375	140,952
Computers
PROPERTY AND EQUIPMENT
Total	1,254,982	1,257,079
Assets under capital leases, primarily office equipment
PROPERTY AND EQUIPMENT
Total	253,905	131,318
Motor vehicles and transport equipment
PROPERTY AND EQUIPMENT
Total	¥ 9,653	11,223
Other.
PROPERTY AND EQUIPMENT
Total		¥ 4,029